Income Tax (Details) - Schedule of Net Deferred Tax Assets (Liability) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liability)
Net operating loss carryforward
Startup/Organization Expenses	1,013,851	319,341
Total deferred tax assets (liability)	1,013,851	319,341
Valuation Allowance	(1,013,851)	(319,341)
Deferred tax assets (liability)